ASSETS HELD FOR SALE AND INVENTORIES, NET - Summary of bank's inventories (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS HELD FOR SALE AND INVENTORIES, NET
Lands and buildings	$ 380,009	$ 356,480
Vehicles	59,035	49,951
Machinery	30,473	31,307
Total inventory cost	469,517	437,738
Impairment	(42,875)	(43,384)
Total inventories, net	$ 426,642	$ 394,354